Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Loss
2025	$2,544,647	$(1,483,271)	$1,215,054	$(351,953)	$35.53	$(20,174,000)
2024	$2,042,656	$4,395,802	$999,328	$1,825,834	$186.50	$(18,435,000)
2023	$1,838,126	$2,400,949	$879,814	$1,073,253	$112.70	$(19,790,000)

Named Executive Officers, Footnote

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Scott Bibaud, in the Summary Compensation Table for fiscal years 2025, 2024 and 2023.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Bibaud during the applicable year, excluding the reported value for equity awards but including (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, namely Francis Laurencio and Robert Mears, in the Summary Compensation Table for fiscal years 2025, 2024 and 2023.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2025, 2024 and 2023, excluding the reported value for equity awards but including (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
(5)	Reflects the cumulative shareholder return, computed in accordance with SEC rules, as of the end of each fiscal year assuming an investment of $100 in our common shares at a price per share equal to $6.22, the closing price of our common stock on December 31, 2022.

PEO Total Compensation Amount	$ 2,544,647	$ 2,042,656	$ 1,838,126
PEO Actually Paid Compensation Amount	$ (1,483,271)	4,395,802	2,400,949
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year End for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested during the Year	Compensation Actually Paid to CEO
2025	$2,544,647	$(1,688,764)	$310,688	$(1,802,612)	$101,389	$(948,619)	$(1,483,271)
2024	$2,042,656	$(1,307,822)	$2,021,005	$1,331,942	$158,038	$149,983	$4,395,802
2023	$1,838,126	$(1,201,625)	$1,051,933	$251,309	$254,438	$206,768	$2,400,949

___________

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount	$ 1,215,054	999,328	879,814
Non-PEO NEO Average Compensation Actually Paid Amount	$ (351,953)	1,825,834	1,073,253
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2025	$1,215,054	$(714,467)	$131,443	$(674,337)	$42,896	$(352,541)	$(351,953)
2024	$999,328	$(502,578)	$770,476	$456,147	$61,105	$41,356	$1,825,834
2023	$879,814	$(440,565)	$385,230	$87,282	$93,105	$68,387	$1,073,253

___________

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Compensation Actually Paid vs. Total Shareholder Return	Our “total shareholder return,” as set forth in the above table, during the three-year period ended December 31, 2025 decreased by 68% compared to (a) a 162% decrease in “compensation actually paid” to our CEO from $2,400,949 in 2023 to $(1,483,271) in 2025 and (b) a 133% decrease in average “compensation actually paid” to our non-CEO NEOs from 1,073,253 in 2023 to $(351,953) in 2025.
Compensation Actually Paid vs. Net Income	Our net loss during the three-year period ended December 31, 2025 increased by 2%, from $(19,790,000) in 2023 to $(20,174,000) in 2025 compared to the aforementioned decreases in “compensation actually paid” to our CEO and non-CEO NEOs.
Total Shareholder Return Amount	$ 35.53	186.50	112.70
Net Income (Loss)	$ (20,174,000)	$ (18,435,000)	$ (19,790,000)
PEO Name	Scott Bibaud	Scott Bibaud	Scott Bibaud
Non-PEO NEO Average Compensation Actually Paid Amount	$ (351,953)	$ 1,825,834	$ 1,073,253
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2025	$1,215,054	$(714,467)	$131,443	$(674,337)	$42,896	$(352,541)	$(351,953)
2024	$999,328	$(502,578)	$770,476	$456,147	$61,105	$41,356	$1,825,834
2023	$879,814	$(440,565)	$385,230	$87,282	$93,105	$68,387	$1,073,253

___________

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Compensation Actually Paid vs. Total Shareholder Return	Our “total shareholder return,” as set forth in the above table, during the three-year period ended December 31, 2025 decreased by 68% compared to (a) a 162% decrease in “compensation actually paid” to our CEO from $2,400,949 in 2023 to $(1,483,271) in 2025 and (b) a 133% decrease in average “compensation actually paid” to our non-CEO NEOs from 1,073,253 in 2023 to $(351,953) in 2025.
Compensation Actually Paid vs. Net Income	Our net loss during the three-year period ended December 31, 2025 increased by 2%, from $(19,790,000) in 2023 to $(20,174,000) in 2025 compared to the aforementioned decreases in “compensation actually paid” to our CEO and non-CEO NEOs.
Total Shareholder Return Amount	$ 35.53	186.50	112.70
Net Income (Loss) Attributable to Parent	$ (20,174,000)	$ (18,435,000)	$ (19,790,000)
PEO Name	Scott Bibaud	Scott Bibaud	Scott Bibaud
PEO [Member] | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	$ (1,688,764)	$ (1,307,822)	$ (1,201,625)
Adjustment to Compensation, Amount	(1,688,764)	(1,307,822)	(1,201,625)
PEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	310,688	2,021,005	1,051,933
Adjustment to Compensation, Amount	310,688	2,021,005	1,051,933
PEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	(1,802,612)	1,331,942	251,309
Adjustment to Compensation, Amount	(1,802,612)	1,331,942	251,309
PEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	101,389	158,038	254,438
Adjustment to Compensation, Amount	101,389	158,038	254,438
PEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	(948,619)	149,983	206,768
Adjustment to Compensation, Amount	(948,619)	149,983	206,768
Non-PEO NEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	131,443	770,476	385,230
Adjustment to Compensation, Amount	131,443	770,476	385,230
Non-PEO NEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	(674,337)	456,147	87,282
Adjustment to Compensation, Amount	(674,337)	456,147	87,282
Non-PEO NEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	42,896	61,105	93,105
Adjustment to Compensation, Amount	42,896	61,105	93,105
Non-PEO NEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	(352,541)	41,356	68,387
Adjustment to Compensation, Amount	(352,541)	41,356	68,387
Non-PEO NEO [Member] | Reported Value of Equity Awards for Non-CEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation, Amount	(714,467)	(502,578)	(440,565)
Adjustment to Compensation, Amount	$ (714,467)	$ (502,578)	$ (440,565)